Leases - Summary of Quantitative Information About Right-of-use assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 76,812	€ 47,817
Current lease liabilities	11,927	7,280
Non-current lease liabilities	71,563	44,044
Depreciation of right-of-use assets	8,537	6,710	€ 3,408
Interest expenses on lease liabilities (included in finance costs)	3,678	1,777	527
Cash outflow for leases	8,373	7,008	3,742
Office buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	11,956	11,684
Current lease liabilities	1,382	1,066
Non-current lease liabilities	11,191	11,105
Depreciation of right-of-use assets	1,351	1,114	893
Interest expenses on lease liabilities (included in finance costs)	422	281	216
Cash outflow for leases	1,649	1,267	1,031
Cars
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,075	646
Current lease liabilities	403	553
Non-current lease liabilities	694	108
Depreciation of right-of-use assets	573	581	653
Interest expenses on lease liabilities (included in finance costs)	42	17	25
Cash outflow for leases	612	602	675
Software
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	10,542	14,613
Current lease liabilities	4,392	4,406
Non-current lease liabilities	7,280	12,181
Depreciation of right-of-use assets	4,071	4,062	1,633
Interest expenses on lease liabilities (included in finance costs)	448	565	266
Cash outflow for leases	4,624	4,404	1,774
Land permits
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	52,799	20,366
Current lease liabilities	5,684	1,191
Non-current lease liabilities	52,002	20,188
Depreciation of right-of-use assets	2,474	885	141
Interest expenses on lease liabilities (included in finance costs)	2,751	898	2
Cash outflow for leases	1,410	657	94
Other
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	440	508
Current lease liabilities	66	64
Non-current lease liabilities	396	462
Depreciation of right-of-use assets	68	68	88
Interest expenses on lease liabilities (included in finance costs)	15	16	18
Cash outflow for leases	€ 78	€ 78	€ 168